RELATED-PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 677		$ 677		$ 300
Affiliated Entity | Directors and Executives
Related Party Transaction [Line Items]
Accounts receivable from related parties	700		700		300
Affiliated Entity | Directors and Executives | Hosting Service
Related Party Transaction [Line Items]
Revenue from related parties	7,600	$ 6,700	13,500	$ 11,000
Affiliated Entity | Directors and Executives | Equipment Sales
Related Party Transaction [Line Items]
Revenue from related parties	11,700	9,500	37,600	17,400
Affiliated Entity | Chief Executive Officer
Related Party Transaction [Line Items]
Related party transactions, reimbursement	800	$ 200	1,200	$ 200
Payable to related party	$ 200		$ 200		$ 0